DEFERRED OFFERING COSTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of deferred offering costs

	As of March 31,
	2025	2026
	HK$’000	HK$’000
Legal fees	741	-
Other professional expenses	902	-

Deferred offering cost	1,643	-